Equity (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Equity

10. EQUITY
On May 9, 2018, our board of directors (“Board”) increased the EVPS of our common stock to $11.05 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2018. We engaged a third-party valuation firm to provide a calculation of the range in EVPS of our common stock as of March 31, 2018, which reflected certain balance sheet assets and liabilities as of that date. Previously, on November 8, 2017, our Board increased the EVPS of our common stock to $11.00 from $10.20 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of October 5, 2017, the first full business day after the closing of the PELP transaction.
Shares of our common stock are issued under the DRIP and redeemed under the Share Repurchase Program (“SRP”), as discussed below, at the same price as the EVPS in effect at the time of issuance or redemption.
Dividend Reinvestment Plan—The DRIP allows stockholders to invest distributions in additional shares of our common stock. Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash. In connection with the proposed Merger (see Note 3), the DRIP was temporarily suspended for the month of July 2018; therefore, all DRIP participants received their July 2018 distribution in cash rather than in stock. The DRIP plan resumed in August 2018.
Share Repurchase Program—Our SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations. The Board reserves the right, in its sole discretion, at any time and from time to time, to reject any request for repurchase. Further, the cash available for repurchases on any particular date will generally be limited to the proceeds from the DRIP during the preceding four fiscal quarters, less amounts already used for repurchases since the beginning of that period. In connection with the Merger, the SRP was also temporarily suspended for the month of July 2018 and resumed in August 2018.
During the six months ended June 30, 2018, repurchase requests surpassed the funding limits under the SRP. Approximately 4.2 million shares of our common stock were repurchased under the SRP during the six months ended June 30, 2018. Repurchase requests in connection with a stockholder’s death, “qualifying disability,” or “determination of incompetence” were completed in full. The remaining repurchase requests that were in good order were fulfilled on a pro rata basis. As of June 30, 2018, we had 13.4 million shares of unfulfilled repurchase requests, which will be treated as requests for repurchase during future months until satisfied or withdrawn. Due to the program's funding limits, no funds will be available for the remainder of 2018. However, we will continue to fulfill repurchases sought upon a stockholder's death, “qualifying disability,” or “determination of incompetence” in accordance with the terms of the SRP.
Convertible Noncontrolling Interests—As part of the PELP transaction, we issued 39.4 million OP units that are classified as Noncontrolling Interests. Prior to the PELP transaction, the Operating Partnership also issued limited partnership units that were designated as Class B units for asset management services provided by our former advisor. Upon closing of the PELP transaction, all outstanding Class B units vested and were converted to OP units.
Under the terms of the Third Amended and Restated Agreement of Limited Partnership, OP unit holders may elect to exchange OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units for shares of our common stock, provided that the OP units have been outstanding for at least one year. As the form of redemption for OP units is within our control, the OP units outstanding as of June 30, 2018 and December 31, 2017, are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets. The cumulative distributions that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity. There were 44.5 million OP units outstanding as of June 30, 2018 and December 31, 2017.
Nonconvertible Noncontrolling Interests—In addition to partnership units of the Operating Partnership, Noncontrolling Interests also includes a 25% ownership share of one of our subsidiaries who provides advisory services, which was not significant to our results.

11. EQUITY
General— The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including election of the Board. Our charter does not provide for cumulative voting in the election of directors.
On November 8, 2017, our Board increased the estimated value per share of our common stock to $11.00 based substantially on the estimated market value of our portfolio of real estate properties and our recently acquired third-party asset management business as of October 5, 2017, the first full business day after the closing of the PELP transaction. We engaged a third-party valuation firm to provide a calculation of the range in estimated value per share of our common stock as of October 5, 2017, which reflected certain pro forma balance sheet assets and liabilities as of that date. Prior to November 8, 2017, the estimated value per share was $10.20.
Dividend Reinvestment Plan—We have adopted a DRIP that allows stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent estimated value per share. In connection with the announcement of the PELP transaction (see Note 3), the DRIP was suspended during May 2017; therefore, all DRIP participants received their May distribution, which was payable in June, in cash rather than in stock. The DRIP plan resumed in June 2017, with distributions payable in July 2017.
Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash.
Share Repurchase Program—Our SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations, at a price equal to our most recent estimated value per share. In connection with the announcement of the PELP transaction, the SRP was suspended during May 2017 and resumed in June 2017.
In 2017 and 2016, repurchase requests surpassed the funding limits under the SRP. Due to the program’s funding limits, no funds were available for repurchases during the fourth quarter of 2017 and no funds will be available for the the first quarter of 2018. Additionally, repurchases during the remainder of 2018 are expected to be limited. When we are unable to fulfill all repurchase requests in any month, we will honor requests on a pro rata basis to the extent possible. As of December 31, 2017, we had 10.8 million shares of unfulfilled repurchase requests. We will continue to fulfill repurchases sought upon a stockholder’s death, “qualifying disability,” or “determination of incompetence” in accordance with the terms of the SRP.
Convertible Noncontrolling Interests—As part of the PELP transaction, we issued 39.4 million OP units that are classified as noncontrolling interests. Prior to the PELP transaction, the Operating Partnership also issued limited partnership units that were designated as Class B units for asset management services provided by PE-NTR. In connection with the PELP transaction, Class B units were no longer issued for asset management services subsequent to September 2017. Upon closing of the transaction, upon termination of the advisory agreement, we determined the economic hurdle required for vesting had been met, and all outstanding Class B units vested and were converted to OP units. As such, we recorded a $24.0 million expense on our consolidated statements of operations as Vesting of Class B Units, which included the $27.6 million vesting of Class B units previously issued for asset management services, and the reclassification of historical distributions on those units to Noncontrolling Interests.
Under the terms of the Third Amended and Restated Agreement of Limited Partnership, OP unit holders may elect to exchange OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units for shares of our common stock, provided that the OP units have been outstanding for at least one year. As the form of redemption for OP units is within our control, the OP units outstanding as of December 31, 2017 and 2016, are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets. The $9.1 million of cumulative distributions that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity.
In September 2017, we entered into an agreement with American Realty Capital II Advisors, LLC (“ARC”) to terminate all remaining contractual and economic relationships between us and ARC. In exchange for a payment of $9.6 million, ARC sold their OP units, unvested Class B Units, and their special limited partnership interests back to us, terminating all fee-sharing arrangements between ARC and PE-NTR. The 417,801 OP unit repurchase was recorded at a value of $4.2 million on the consolidated statements of equity. The $5.4 million value of the unvested Class B units, special limited partnership interests, and value of fee-sharing arrangements is recorded on the consolidated statement of operations.
Below is a summary of our number of outstanding OP units and unvested Class B units as of December 31, 2017 and 2016 (in thousands):

	2017	2016
OP units	44,454	2,785
Class B units(1)	—	2,610

(1)	Upon closing of the PELP transaction, all outstanding Class B units were converted to OP units.
Nonconvertible Noncontrolling Interests—In addition to partnership units of the Operating Partnership, Noncontrolling Interests also includes a 25% ownership share of one of our subsidiaries who provides advisory services, which was not significant to our results.